Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Material Accounting Policies [Abstract]
Schedule of Right-of-Use Assets by Class of Underlying Asset	Following are the amortization periods of the right-of-use assets by class of underlying asset:
	Years	Mainly

Land and buildings	1-12	5
Motor vehicles	1-5	3

Schedule of Estimated Useful Life of the Assets at Annual Rates

Depreciation is calculated on a straight-line basis over the estimated useful life of the assets at annual rates as follows:

Years

Software	3-5 (mainly 5)
Computers and peripheral equipment	3-5
Office furniture and equipment	7-15 (mainly 7)
Motor vehicles	7

Schedule of Useful Life of Intangible Assets	The useful life of intangible assets is as follows:
Years
Customer relationships	Up to 15
Acquired technology	Up to 10 (mainly 5)